Note 13 - Operating Lease Right-of-use Assets and Liabilities	12 Months Ended
Dec. 31, 2023
Operating lease Right-of-Use Assets and Liabilities [Abstract]
Lessee, Operating Leases [Text Block]
13. Operating lease Right-of-Use Assets and Liabilities:

During the year ended December 31, 2023, CBI chartered-in 72 third-party vessels on short/medium/long term period charters. The carrying value of the operating lease liabilities and corresponding right-of-use assets recognized in connection with the time charter-in vessel arrangements as of December 31, 2023 amounted to $275,056. To determine the operating lease liability at each lease commencement, the Company used incremental borrowing rates since the rates implicit in each lease were not readily determinable. For the operating charter-in arrangements that have commenced during the year ended December 31, 2023, the Company used incremental borrowing rates ranging between 5.20% and 7.07% and the respective weighted average remaining lease term as of December 31, 2023 was 2.06 years. The payments required to be made after December 31, 2023, for the outstanding operating lease liabilities of the time charter-in vessel agreements with an initial term exceeding 12 months, recognized on the balance sheet, are as follows:

12-month period ending December 31,	Amount
2024	$170,079
2025	79,530
2026	50,608
Total	$300,217
Discount based on incremental borrowing rate	(25,161)
Operating lease liabilities, including current portion	$275,056